Accrued Expenses	12 Months Ended
Jun. 30, 2019
Payables and Accruals [Abstract]
Accrued Expenses

NOTE 8: ACCRUED EXPENSES

Accrued expenses is comprised of the following at:

	June 30,
	2019	2018
Accrued interest	$104,179	$72,638
Accrued wages	208,353	395,582
Other expenses	150,601	88,154
Accrued payment for acquired technology intangible asset	2,905,668	-
Accrued stock bonus	-	575,000
Total accrued expenses, continuing operations	$3,368,801	$1,131,374

Total accrued expenses, discontinued operations	$-	$142,195